Segment and Geographic Data Segment and Geographic Data - Revenue from External Customers by Products and Services - (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013		Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012		Mar. 30, 2012		Dec. 30, 2011		Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Segment Reporting Information [Line Items]
Net sales	$ 2,560	[1]	$ 2,578	[2]	$ 2,530	[3]	$ 2,567	[4]	$ 2,499	[5]	$ 2,506	[6]	$ 2,438	[7]	$ 2,408	[8]	$ 10,235	$ 9,851	$ 9,607
Surgical Solutions
Segment Reporting Information [Line Items]
Net sales																	4,775	4,542	4,446
Surgical Solutions | Advanced Surgical
Segment Reporting Information [Line Items]
Net sales																	3,186	2,918	2,749
Surgical Solutions | General Surgical
Segment Reporting Information [Line Items]
Net sales																	1,589	1,624	1,697
Vascular Therapies
Segment Reporting Information [Line Items]
Net sales																	1,652	1,611	1,432
Vascular Therapies | Peripheral Vascular
Segment Reporting Information [Line Items]
Net sales																	1,215	1,214	1,138
Vascular Therapies | Neurovascular
Segment Reporting Information [Line Items]
Net sales																	437	397	294
Respiratory and Patient Care
Segment Reporting Information [Line Items]
Net sales																	3,808	3,698	3,729
Respiratory and Patient Care | Patient Monitoring
Segment Reporting Information [Line Items]
Net sales																	969	867	853
Respiratory and Patient Care | Airway & Ventilation
Segment Reporting Information [Line Items]
Net sales																	770	748	756
Respiratory and Patient Care | Nursing Care
Segment Reporting Information [Line Items]
Net sales																	1,011	999	1,004
Respiratory and Patient Care | Patient Care
Segment Reporting Information [Line Items]
Net sales																	$ 1,058	$ 1,084	$ 1,116

[1]	Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $34 million of restructuring charges, $21 million of charges resulting from entering into license and distribution agreements, a $20 million loss on the retirement of debt incurred in connection with the early termination of a capital lease, a $12 million net gain on investments and $1 million of acquisition-related costs resulting from an adjustment to contingent consideration associated with acquisitions.
[2]	Net sales exclude $556 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $9 million of restructuring charges, $2 million of acquisition-related costs resulting from an adjustment to contingent consideration and a $10 million gain associated with the Company’s acquisition of CVI.
[3]	Net sales exclude $573 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $54 million of restructuring charges, $6 million of income resulting from an adjustment to contingent consideration and an $8 million gain associated with the Company’s acquisition of CVI.
[4]	Net sales exclude $489 million of net sales related to discontinued operations. Income from continuing operations includes $8 million of restructuring charges.
[5]	Net sales exclude $502 million of net sales related to discontinued operations. Gross profit includes $15 million of inventory impairment charges resulting from a product discontinuance and a $12 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $36 million of restructuring charges, a $3 million capital equipment impairment resulting from a product discontinuance, $2 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $2 million of transaction costs related to acquisitions.
[6]	Net sales exclude $501 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense and a $3 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of businesses. In addition, income from continuing operations includes $21 million of restructuring charges, $16 million of transaction costs related to acquisitions, a $9 million loss on the early retirement of debt and a $6 million gain associated with the Company’s acquisition of superDimension.
[7]	Net sales exclude $508 million of net sales related to discontinued operations. Gross profit includes $1 million of restructuring-related accelerated depreciation expense and a $2 million charge related to the sale of acquired inventory that had been written up to fair value upon the acquisition of a business. In addition, income from continuing operations includes $15 million of restructuring charges and $14 million of transaction costs related to acquisitions and licensing agreements.
[8]	Net sales exclude $490 million of net sales related to discontinued operations. Gross profit includes $2 million of restructuring-related accelerated depreciation expense. In addition, income from continuing operations includes $47 million of legal charges related to the Company’s indemnification obligations of certain claims pertaining to known pending and estimated future pelvic mesh products liability claims and $10 million of restructuring charges.